Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred revenue [Abstract]
Schedule of deferred revenue
	December 31,
	2016	2017
	RMB	RMB

Deferred revenue, current
Live streaming	308,545	637,346
Membership	47,532	55,035
Online games	61,589	49,065
Others	13,017	16,598
Total current deferred revenue	430,683	758,044

Deferred revenue, non-current
Live streaming	12,002	45,267
Membership	6,273	6,918
Others	7,184	5,533
Total non-current deferred revenue	25,459	57,718